STOCK OPTION PLAN AND WARRANTS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 10             STOCK OPTION PLAN AND WARRANTS

Stock Options

On October 15, 2009, we adopted the 2009 Stock Option Plan (the “2009 Option Plan”), with an aggregate number of 1,500,000 shares of common stock issuable under the plan. The purpose of the 2009 Option Plan was to assume options that were already issued in the 2006 and 2008 Option plans under Iveda Corporation after the merger with Charmed Homes. As of December 31, 2014, options to purchase 877,694 shares of our common stock were outstanding under the 2009 Option Plan.

On January 18, 2010, we adopted the 2010 Stock Option Plan (the “2010 Option Plan”), which allows the Board to grant options to purchase up to 1,000,000 shares of common stock to directors, officers, key employees, and service providers of our company. In 2011, the 2010 Option Plan was amended to increase the number of shares issuable under the 2010 Option Plan to 3,000,000 shares. In 2012, 2010 Option Plan was again amended to increase the number of shares issuable under the 2010 Option Plan to 13,000,000 shares. The shares issuable pursuant to the 2010 Option Plan are registered with the SEC under Forms S-8 filed on February 4, 2010 (No. 333-164691), June 24, 2011 (No. 333-175143), and December 4, 2013 (No. 333-192655). As of December 31, 2014, options to purchase 5,075,533 shares of our common stock were outstanding under the 2010 Option Plan.

Stock options may be granted as either incentive stock options intended to qualify under Section 422 of the Internal  Revenue Code of 1986,  as amended (the “Code”), or as options not qualified  under Section 422 of the Code. All options are issued with an exercise price at or above the fair market value of the common stock on the date of the grant as determined by our Board of Directors. Incentive stock option plan awards of restricted stock are intended to qualify as deductible performance-based compensation under Section 162(m) of the Code. Incentive Stock Option awards of unrestricted stock are not designed to be deductible to us under Section 162(m). Under the plans, stock options will terminate on the tenth anniversary date of the grant or earlier if provided in the grant.

We have also granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to four years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At December 31, 2014, we had unrecognized stock-based compensation of $178,471 with a weighted-average term of approximately three years.

Stock option transactions during 2014 and 2013 were as follows:

	2014		2013
		Weighted-		Weighted-
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price

Outstanding at Beginning of Year	5,693,322	$1.07	5,038,512	$0.91
Granted	1,322,000	1.22	1,169,500	1.74
Exercised	(56,345)	0.10	(252,190)	0.97
Forfeited or Canceled	(1,005,750)	1.55	(262,500)	1.08
Outstanding at End of Year	5,953,227	1.03	5,693,322	1.07

Options Exercisable at Year-End	5,577,185	1.10	4,449,986	1.37

Weighted-Average Fair Value of Options Granted During the Year	$0.25		$0.37

Information with respect to stock options outstanding and exercisable at December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
	Number	Weighted- Average	Weighted-	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exericse	at December	Contractual	Exercise	at December	Exercise
Prices	31, 2014	Life	Price	31, 2014	Price
$0.10 - $1.75	5,953,227	7	$1.03	5,577,185	$1.10

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2014		2013
Expected Life	6.25	yrs	5	yrs
Dividend Yield	0%		0%
Expected Volatility	18%		25%
Risk-Free Interest Rate	2.26%		1.36%

Expected volatility for 2014 and 2013 was estimated by using the Dow Jones U.S. Industry Indices sector classification methodology for industries similar to that in which we operate. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the grant date. The expected life of the options is based on the actual expiration date of the grant.

Warrants

We have also periodically issued warrants to purchase shares of common stock as equity compensation to officers, directors, employees, and consultants.

As of December 31, 2014, warrants to purchase 3,749,550 shares of common stock were outstanding, all of which were issued either as equity compensation or in connection with financing transactions. Warrants may be exercised between a range of two to ten years following the date of the grant, with vesting schedules determined by us upon issue. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to four years. The fair value of warrants is determined using the Black-Scholes option-pricing model. The estimated fair value of warrants is recognized as expense on the straight-line basis over the warrants’ vesting periods.

Stock warrant transaction for 2014 and 2013 were as follows:

Warrant transactions during 2014 and 2013 were as follows:

	2014		2013
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	3,883,641	$1.00	2,797,219	$1.33
Granted	674,909	1.36	1,086,422	1.24
Exercised	(530,000)	0.96	-	-
Forfeited or Canceled	(279,000)	1.08	-	-
Outstanding at End of Year	3,749,550	0.97	3,883,641	1.00

Options Exercisable at Year-End	3,749,550		3,883,641	1.00

Weighted-Average Fair Value of Warrants Granted During the Year	$0.15		$0.33

Information with respect to warrants outstanding and exercisable at December 31, 2014 is as follows:

	Warrants Outstanding			Warrants Exercisable
Weighted-
	Number	Average	Weighted-	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exericse	at December	Contractual	Exercise	at December	Exercise
Prices	31, 2014	Life	Price	31, 2014	Price
$0.10 - $1.65	3,749,550	2.8 Years	$0.97	3,749,550	$0.97

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2014	2013
Expected Life	2.8	3.8
Dividend Yield	0%	0%
Expected Volatility	19%	21%
Risk-Free Interest Rate	1.40%	1.25%

Expected volatility was estimated by using the Dow Jones U.S. Industry Indices sector classification methodology for industries similar to ours. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the grant date. The expected life of warrants is based on the average of three public companies offering services similar to ours.